Investment Objectives and Goals - Multi Trust Funds - Natixis Gateway Quality Income ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Natixis Gateway Quality Income ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks to deliver current income while maintaining prospects for capital appreciation.